Revenue - Summary of Revenue by Segments (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₸ 2,532,156	₸ 1,913,490	₸ 1,270,592
Fee revenue	1,329,350	1,027,545	724,742
Interest revenue	1,082,668	833,516	574,426
Retail revenue	163,134	68,807
Other gains/(losses)	11,229	23,200	16,384
Rewards	(54,225)	(39,578)	(44,960)
Operating Segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,586,381	1,953,068	1,315,552
Intergroup	(15,486)	(560)	(2,423)
Payments | Operating Segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	587,097	478,684	333,343
Fee revenue	458,953	368,925	256,750
Interest revenue	128,144	109,759	76,593
Marketplace | Operating Segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	732,943	448,223	239,609
Fee revenue	562,283	375,189	236,884
Interest revenue	6,304
Retail revenue	163,134	68,807
Other gains/(losses)	1,222	4,227	2,725
Fintech | Operating Segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,281,827	1,026,721	745,023
Fee revenue	316,292	283,991	231,108
Interest revenue	955,528	723,757	500,256
Other gains/(losses)	₸ 10,007	₸ 18,973	₸ 13,659